Schedule of Investment Holdings of Investments (Details)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Beginning balance, SOL				200,936.83		194,403.40		194,403.40		129,925.40
Beginning balance, Fair Value				$ 38,919,454	[1],[2]	$ 20,377,364	[3]	$ 20,377,364	[3]	$ 1,281,064
SOL received for Staking Rewards				8,383.52				15,017.95		7,925.56
SOL received for Staking Rewards, Fair Value				$ 1,402,482				$ 2,369,207		$ 235,170
SOL distributed for Staking Rewards, related party, SOL				(8,646.08)				(14,333.63)		(8,023.33)
SOL distributed for Staking Rewards, related party, Fair Value				$ (1,445,559)				$ (2,200,337)		$ (205,603)
SOL distributed for Management fee, related party, SOL				(2,490.93)				(4,840.77)		(2,863.65)
SOL distributed for Management fee, related party, Fair Value				$ (413,156)				$ (732,320)		$ (76,141)
SOL distributed for other fees, SOL				(127.26)				(523.67)		(3,797.16)
SOL distributed for other fees, Fair Value				$ (16,928)				$ (86,829)		$ (79,122)
SOL received for subscriptions, SOL				2,844.62				11,213.55		71,248.20
SOL received for subscriptions, Fair Value				$ 424,154				$ 1,674,214		$ 5,950,000
SOL distributed for redemptions, SOL										(11.62)
SOL distributed for redemptions, Fair Value										$ (237)
Net realized gain (loss) on investment in SOL, Fair Value	$ (18,399)		$ 296	41,616		$ (58,935)		(42,142)		(1,100,014)
Net change in unrealized appreciation on investment in SOL, Fair Value				$ (7,104,629)				$ 17,466,870		$ 14,343,889
Ending balance, SOL	200,900.70			200,900.70				200,936.83		194,403.40
Ending balance, Fair Value	$ 31,702,130	[4]		$ 31,702,130	[4]			$ 38,919,454	[1],[2]	$ 20,377,364	[3]
On Investment In SOL [Member]
Schedule of Investments [Line Items]
Net realized gain (loss) on investment in SOL, Fair Value				$ (63,688)				$ 51,285		$ (1,071,656)

[1]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[2]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[3]	amount includes $19,644,274 of staked SOL as discussed in Notes 2 and 3.
[4]	amount includes $29,309,061 of staked SOL as discussed in Notes 2 and 3.